Schedule of Investments (unaudited)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Cayman Islands — 0.0%
New Oriental Education & Technology Group Inc., NVS(a)	97,088	$1,218,454

China — 34.6%
360 DigiTech Inc., ADR	55,282	797,719
360 Security Technology Inc., Class A(b)	314,400	383,949
3SBio Inc.(b)(c)	786,000	554,517
51job Inc., ADR(a)(b)	19,126	1,163,817
AAC Technologies Holdings Inc.	524,000	1,223,951
AECC Aviation Power Co. Ltd., Class A	105,891	597,728
Agile Group Holdings Ltd.	488,000	233,698
Agricultural Bank of China Ltd., Class A	2,777,200	1,276,187
Agricultural Bank of China Ltd., Class H	15,982,000	5,994,238
Aier Eye Hospital Group Co. Ltd., Class A	209,674	1,121,923
Air China Ltd., Class A(b)	340,719	481,488
Air China Ltd., Class H(b)	1,052,000	709,094
Akeso Inc.(a)(b)(c)	267,000	498,108
Alibaba Group Holding Ltd.(b)	9,458,240	115,368,562
Alibaba Health Information Technology Ltd.(a)(b)	2,620,000	1,476,171
Alibaba Pictures Group Ltd.(b)	7,860,000	663,206
A-Living Smart City Services Co. Ltd., Class A(c)	328,000	518,755
Aluminum Corp. of China Ltd., Class A(b)	550,299	387,272
Aluminum Corp. of China Ltd., Class H(b)	2,620,000	1,201,478
Angel Yeast Co. Ltd., Class A	27,898	160,501
Anhui Conch Cement Co. Ltd., Class A	183,480	1,099,123
Anhui Conch Cement Co. Ltd., Class H	745,000	4,048,353
Anhui Gujing Distillery Co. Ltd., Class A	27,835	813,150
Anhui Gujing Distillery Co. Ltd., Class B	52,400	697,184
Anhui Kouzi Distillery Co. Ltd., Class A	26,200	200,733
ANTA Sports Products Ltd.	695,200	7,989,577
Autohome Inc., ADR	47,684	1,386,174
AVIC Electromechanical Systems Co. Ltd., Class A	183,499	271,461
AVIC Industry-Finance Holdings Co. Ltd., Class A	576,400	331,796
AviChina Industry & Technology Co. Ltd., Class H	1,572,000	852,906
Baidu Inc., ADR(b)	172,658	21,438,944
Bank of Beijing Co. Ltd., Class A	995,600	682,341
Bank of Chengdu Co. Ltd., Class A	209,600	526,256
Bank of China Ltd., Class A	1,179,000	571,835
Bank of China Ltd., Class H	49,256,000	19,327,189
Bank of Communications Co. Ltd., Class A	1,598,286	1,217,279
Bank of Communications Co. Ltd., Class H	5,240,100	3,646,527
Bank of Hangzhou Co. Ltd., Class A	288,360	658,521
Bank of Jiangsu Co. Ltd., Class A	707,400	774,780
Bank of Nanjing Co. Ltd., Class A	448,400	778,256
Bank of Ningbo Co. Ltd., Class A	288,225	1,560,947
Bank of Shanghai Co. Ltd., Class A	707,441	688,604
Baoshan Iron & Steel Co. Ltd., Class A	890,895	859,549
BBMG Corp., Class A	740,894	310,976
BeiGene Ltd., ADR(b)	28,278	4,524,480
Beijing Capital International Airport Co. Ltd., Class H(b)	1,048,000	572,530
Beijing Dabeinong Technology Group Co. Ltd., Class A	199,100	213,448
Beijing Enlight Media Co. Ltd., Class A	131,000	142,336
Beijing Enterprises Holdings Ltd.	262,000	885,729
Beijing Enterprises Water Group Ltd.	2,780,000	899,295
Beijing New Building Materials PLC, Class A	79,226	343,681
Beijing Originwater Technology Co. Ltd., Class A	262,000	183,481
Beijing Shiji Information Technology Co. Ltd., Class A	40,520	109,165
Beijing Shunxin Agriculture Co. Ltd., Class A	26,200	80,127
Beijing Sinnet Technology Co. Ltd., Class A	80,299	115,732
Security	Shares	Value

China (continued)
Beijing Tiantan Biological Products Corp. Ltd., Class A	62,920	$185,332
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	40,595	986,136
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,493,400	1,027,029
Betta Pharmaceuticals Co. Ltd., Class A	26,200	168,404
BGI Genomics Co. Ltd., Class A	26,290	248,086
Bilibili Inc., ADR(a)(b)	103,236	2,512,764
BOC Aviation Ltd.(c)	131,200	1,029,181
BOE Technology Group Co. Ltd., Class A	1,519,600	863,190
Bosideng International Holdings Ltd.	2,096,000	1,045,424
BYD Co. Ltd., Class A	52,450	1,892,281
BYD Co. Ltd., Class H	524,000	15,249,303
BYD Electronic International Co. Ltd.	393,000	783,386
By-Health Co Ltd, Class A	78,600	236,084
Caitong Securities Co. Ltd., Class A	273,208	290,283
CanSino Biologics Inc., Class H(b)(c)	52,400	556,015
CGN Power Co. Ltd., Class H(c)	6,820,000	1,916,444
Changchun High & New Technology Industry Group Inc., Class A	26,200	614,631
Changjiang Securities Co. Ltd., Class A	420,000	347,605
Chaozhou Three-Circle Group Co. Ltd., Class A	80,297	344,040
China Bohai Bank Co. Ltd., Class H(c)	1,965,000	323,034
China Cinda Asset Management Co. Ltd., Class H	5,502,000	927,774
China CITIC Bank Corp. Ltd., Class H	5,502,200	2,796,490
China Coal Energy Co. Ltd., Class H	1,310,000	1,102,844
China Communications Services Corp. Ltd., Class H	1,572,000	715,952
China Conch Venture Holdings Ltd.	1,048,000	2,721,417
China Construction Bank Corp., Class A	366,800	333,593
China Construction Bank Corp., Class H	59,474,390	42,369,496
China CSSC Holdings Ltd., Class A	183,600	430,702
China Eastern Airlines Corp. Ltd., Class A(b)	445,495	314,352
China Education Group Holdings Ltd.	524,000	446,572
China Energy Engineering Corp. Ltd.(b)	1,205,200	435,188
China Everbright Bank Co. Ltd., Class A	1,650,600	789,204
China Everbright Bank Co. Ltd., Class H	1,834,000	664,399
China Everbright Environment Group Ltd.	2,358,370	1,384,298
China Evergrande Group(d)	2,502,000	491,839
China Feihe Ltd.(c)	2,098,000	1,994,711
China Galaxy Securities Co. Ltd., Class A	172,151	238,030
China Galaxy Securities Co. Ltd., Class H	2,227,000	1,211,316
China Gas Holdings Ltd.	1,834,000	2,235,585
China Greatwall Technology Group Co. Ltd., Class A	131,000	176,359
China Hongqiao Group Ltd.	1,441,000	1,792,934
China International Capital Corp. Ltd., Class H(c)	1,048,000	2,100,582
China Jinmao Holdings Group Ltd.	3,668,000	1,205,506
China Jushi Co. Ltd., Class A	173,971	408,210
China Lesso Group Holdings Ltd.	786,000	982,918
China Life Insurance Co. Ltd., Class A	131,790	501,046
China Life Insurance Co. Ltd., Class H	4,436,000	6,446,269
China Literature Ltd.(a)(b)(c)	262,000	1,100,955
China Longyuan Power Group Corp. Ltd., Class H	2,152,000	4,150,805
China Medical System Holdings Ltd.	786,000	1,125,353
China Meidong Auto Holdings Ltd.	524,000	1,724,680
China Mengniu Dairy Co. Ltd.	2,096,000	11,312,151
China Merchants Bank Co. Ltd., Class A	812,204	4,853,486
China Merchants Bank Co. Ltd., Class H	2,359,446	14,220,958
China Merchants Port Holdings Co. Ltd.	1,054,180	1,840,383
China Merchants Securities Co. Ltd., Class A	314,465	600,362
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	289,060	680,982

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Minsheng Banking Corp. Ltd., Class A	1,572,098	$873,278
China Minsheng Banking Corp. Ltd., Class H	3,144,020	1,192,191
China Molybdenum Co. Ltd., Class A	707,400	491,920
China Molybdenum Co. Ltd., Class H	2,358,000	1,172,629
China National Building Material Co. Ltd., Class H	2,620,000	3,486,727
China National Chemical Engineering Co. Ltd., Class A	262,056	356,568
China National Medicines Corp. Ltd., Class A	52,400	231,501
China National Nuclear Power Co. Ltd., Class A	655,000	696,095
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	157,200	740,132
China Oilfield Services Ltd., Class H	1,196,000	1,224,416
China Overseas Land & Investment Ltd.	2,359,260	7,288,410
China Overseas Property Holdings Ltd.	1,310,000	1,550,655
China Pacific Insurance Group Co. Ltd., Class A	288,298	896,107
China Pacific Insurance Group Co. Ltd., Class H	1,572,000	3,485,081
China Petroleum & Chemical Corp., Class A	1,179,092	765,434
China Petroleum & Chemical Corp., Class H	14,148,000	6,925,045
China Power International Development Ltd.	3,387,000	1,637,668
China Railway Group Ltd., Class A	917,000	974,655
China Railway Group Ltd., Class H	2,358,000	1,651,455
China Resources Beer Holdings Co. Ltd.	1,052,000	6,179,278
China Resources Cement Holdings Ltd.	1,572,000	1,304,346
China Resources Gas Group Ltd.	524,000	1,968,871
China Resources Land Ltd.	2,097,555	9,368,126
China Resources Mixc Lifestyle Services Ltd.(c)	366,800	1,762,222
China Resources Power Holdings Co. Ltd.	1,048,000	1,970,585
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	52,473	291,264
China Ruyi Holdings Ltd.(a)(b)	2,112,000	506,193
China Shenhua Energy Co. Ltd., Class A	262,018	1,207,836
China Shenhua Energy Co. Ltd., Class H	2,097,000	6,699,610
China Southern Airlines Co. Ltd., Class A(b)	497,800	484,822
China Southern Airlines Co. Ltd., Class H(a)(b)	1,048,000	585,294
China State Construction Engineering Corp. Ltd., Class A	1,598,200	1,504,395
China State Construction International Holdings Ltd.	1,048,000	1,352,589
China Suntien Green Energy Corp. Ltd., Class H	1,080,000	609,682
China Taiping Insurance Holdings Co. Ltd.	890,990	1,018,638
China Three Gorges Renewables Group Co. Ltd.	1,074,200	934,114
China Tourism Group Duty Free Corp. Ltd., Class A	79,698	2,150,375
China Tower Corp. Ltd., Class H(c)	24,628,000	2,874,314
China Traditional Chinese Medicine Holdings Co. Ltd.	1,582,000	770,784
China TransInfo Technology Co. Ltd., Class A	104,800	133,898
China United Network Communications Ltd., Class A	1,196,000	631,585
China Vanke Co. Ltd., Class A	419,207	1,220,976
China Vanke Co. Ltd., Class H	969,484	2,286,042
China Yangtze Power Co. Ltd., Class A	864,648	2,946,536
China Zheshang Bank Co. Ltd., Class A	1,100,400	546,766
Chinasoft International Ltd.	1,572,000	1,271,969
Chindata Group Holdings Ltd., ADR(a)(b)	67,596	421,799
Chongqing Brewery Co. Ltd., Class A(b)	27,896	522,360
Chongqing Changan Automobile Co. Ltd., Class A	262,137	407,786
Chongqing Fuling Zhacai Group Co. Ltd., Class A	52,400	273,557
Chongqing Zhifei Biological Products Co. Ltd., Class A	52,400	741,746
CIFI Ever Sunshine Services Group Ltd.	526,000	696,636
CIFI Holdings Group Co. Ltd.	2,200,000	1,058,239
CITIC Ltd.	3,668,000	3,794,579
CITIC Securities Co. Ltd., Class A	419,202	1,229,010
CITIC Securities Co. Ltd., Class H	1,441,025	3,166,124
Contemporary Amperex Technology Co. Ltd., Class A	93,799	5,684,987
Security	Shares	Value

China (continued)
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	498,012	$1,066,128
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	2,096,399	3,261,496
COSCO SHIPPING Ports Ltd.	1,576,000	1,123,746
Country Garden Holdings Co. Ltd.	4,454,838	3,081,307
Country Garden Services Holdings Co. Ltd.	1,310,000	5,521,362
CRRC Corp. Ltd., Class A	936,000	708,190
CRRC Corp. Ltd., Class H	2,717,000	1,007,971
CSC Financial Co. Ltd., Class A	183,499	588,840
CSPC Pharmaceutical Group Ltd.	5,765,440	5,894,272
Dada Nexus Ltd., ADR(a)(b)	37,990	289,864
Dali Foods Group Co. Ltd.(c)	1,179,000	599,997
Daqin Railway Co. Ltd., Class A	550,200	550,081
Daqo New Energy Corp., ADR(b)	32,502	1,351,108
DaShenLin Pharmaceutical Group Co. Ltd., Class A	26,400	104,384
DHC Software Co. Ltd., Class A	183,400	159,007
DiDi Global Inc., ADR(a)(b)	110,564	207,860
Dong-E-E-Jiao Co. Ltd., Class A	26,200	118,802
Dongfang Electric Corp. Ltd., Class A	155,488	291,520
Dongfeng Motor Group Co. Ltd., Class H	1,572,000	1,146,766
Dongxing Securities Co. Ltd., Class A	210,498	258,667
Dongyue Group Ltd.	1,080,000	1,271,466
East Money Information Co. Ltd., Class A	488,812	1,652,453
Ecovacs Robotics Co. Ltd., Class A	26,200	421,837
ENN Energy Holdings Ltd.	498,000	6,670,747
Eve Energy Co. Ltd., Class A	78,616	762,954
Everbright Securities Co. Ltd., Class A	158,293	269,064
Fangda Carbon New Material Co. Ltd., Class A	211,975	223,560
Far East Horizon Ltd.	1,048,000	854,831
Fiberhome Telecommunication Technologies Co. Ltd., Class A	78,699	158,072
First Capital Securities Co. Ltd., Class A	235,800	195,021
Flat Glass Group Co. Ltd., Class A	55,000	331,593
Flat Glass Group Co. Ltd., Class H(a)	262,000	936,866
Focus Media Information Technology Co. Ltd., Class A	600,040	522,410
Foshan Haitian Flavouring & Food Co. Ltd., Class A	144,244	1,758,636
Fosun International Ltd.	1,572,000	1,656,717
Founder Securities Co. Ltd., Class A	445,542	407,200
Foxconn Industrial Internet Co. Ltd., Class A	340,600	485,361
Fujian Sunner Development Co. Ltd., Class A(b)	52,400	127,844
Fuyao Glass Industry Group Co. Ltd., Class A	52,499	278,511
Fuyao Glass Industry Group Co. Ltd., Class H(c)	419,200	1,712,723
Ganfeng Lithium Co. Ltd., Class A	54,098	889,479
Ganfeng Lithium Co. Ltd., Class H(a)(c)	157,200	1,881,560
GCL System Integration Technology Co. Ltd., Class A(b)	285,600	117,266
GDS Holdings Ltd., ADR(a)(b)	53,588	1,683,735
Geely Automobile Holdings Ltd.	3,650,000	5,643,589
Gemdale Corp., Class A	183,446	394,829
Genscript Biotech Corp.(b)	884,000	2,496,947
GF Securities Co. Ltd., Class A	314,600	750,808
GF Securities Co. Ltd., Class H	524,000	654,924
Giant Network Group Co. Ltd., Class A	104,819	129,270
Gigadevice Semiconductor Beijing Inc., Class A	26,335	485,910
GoerTek Inc., Class A	131,297	684,890
GOME Retail Holdings Ltd.(a)(b)	7,860,160	380,742
Gotion High-tech Co. Ltd., Class A(b)	55,000	219,408
Great Wall Motor Co. Ltd., Class A	78,800	290,833
Great Wall Motor Co. Ltd., Class H	1,965,000	2,751,838
Gree Electric Appliances Inc. of Zhuhai, Class A	104,800	489,402
Greenland Holdings Corp. Ltd., Class A	390,487	281,556
Greentown China Holdings Ltd.	524,000	920,196

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Greentown Service Group Co. Ltd.	1,048,000	$1,043,314
GRG Banking Equipment Co. Ltd., Class A	131,060	167,183
Guangdong Haid Group Co. Ltd., Class A	78,699	727,114
Guangdong Investment Ltd.	1,572,000	2,012,698
Guangdong Kinlong Hardware Products Co. Ltd., Class A	18,700	217,508
Guanghui Energy Co. Ltd., Class A(b)	338,000	450,724
Guangzhou Automobile Group Co. Ltd., Class H	2,096,397	1,777,527
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	78,600	342,479
Guangzhou Haige Communications Group Inc. Co., Class A	183,411	248,866
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	27,898	341,495
Guangzhou R&F Properties Co. Ltd., Class H	889,600	330,244
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	27,258	313,595
Guangzhou Tinci Materials Technology Co. Ltd., Class A	52,400	582,761
Guosen Securities Co. Ltd., Class A	340,600	493,253
Guotai Junan Securities Co. Ltd., Class A	393,000	855,827
Guoyuan Securities Co. Ltd., Class A	262,030	236,078
Haidilao International Holding Ltd.(a)(c)	786,000	1,525,624
Haier Smart Home Co. Ltd., Class A	314,400	1,212,711
Haier Smart Home Co. Ltd., Class H	1,310,400	4,629,374
Haitian International Holdings Ltd.	527,000	1,297,173
Haitong Securities Co. Ltd., Class A	628,800	849,397
Haitong Securities Co. Ltd., Class H	1,142,400	797,822
Hangzhou First Applied Material Co. Ltd., Class A	52,596	724,416
Hangzhou Robam Appliances Co. Ltd., Class A	52,583	242,793
Hangzhou Silan Microelectronics Co. Ltd., Class A	52,400	324,691
Hangzhou Tigermed Consulting Co. Ltd., Class A	27,290	363,602
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	52,600	509,772
Hansoh Pharmaceutical Group Co. Ltd.(c)	860,000	1,416,531
Hefei Meiya Optoelectronic Technology Inc., Class A	26,200	88,777
Hello Group Inc., ADR	101,918	542,204
Henan Shuanghui Investment & Development Co. Ltd., Class A	104,898	467,287
Hengan International Group Co. Ltd.	393,000	1,857,248
Hengli Petrochemical Co. Ltd., Class A	236,099	736,660
Hengyi Petrochemical Co. Ltd., Class A	211,200	241,363
Hesteel Co. Ltd., Class A	733,600	255,809
Hithink RoyalFlush Information Network Co. Ltd., Class A	26,288	321,721
Hongfa Technology Co. Ltd., Class A	26,200	189,493
Hopson Development Holdings Ltd.	445,480	858,927
Hoshine Silicon Industry Co. Ltd., Class A	27,500	325,576
Hua Hong Semiconductor Ltd.(b)(c)	262,000	1,017,416
Huabao International Holdings Ltd.(a)	524,500	286,149
Huadian Power International Corp. Ltd., Class A	366,800	205,045
Huadong Medicine Co. Ltd., Class A	78,687	400,444
Hualan Biological Engineering Inc., Class A	69,080	172,332
Huaneng Power International Inc., Class A	262,000	284,394
Huaneng Power International Inc., Class H	2,100,000	1,054,923
Huatai Securities Co. Ltd., Class A	340,600	677,217
Huatai Securities Co. Ltd., Class H(c)	833,200	1,145,176
Huaxi Securities Co. Ltd., Class A	209,600	218,575
Huaxia Bank Co. Ltd., Class A	733,699	599,608
Huaxin Cement Co. Ltd., Class A	78,600	257,444
Huayu Automotive Systems Co. Ltd., Class A	131,200	383,659
Huazhu Group Ltd., ADR	113,722	3,438,953
Security	Shares	Value

China (continued)
Hundsun Technologies Inc., Class A	52,412	$298,730
Hutchmed China Ltd, ADR(a)(b)	54,496	822,345
Hygeia Healthcare Holdings Co. Ltd.(c)	216,000	1,043,791
Iflytek Co. Ltd., Class A	105,600	581,297
I-Mab, ADR(a)(b)	17,896	224,416
Imeik Technology Development Co. Ltd., Class A	8,200	632,380
Industrial & Commercial Bank of China Ltd., Class A	2,384,200	1,710,251
Industrial & Commercial Bank of China Ltd., Class H	34,846,350	21,005,599
Industrial Bank Co. Ltd., Class A	812,225	2,483,447
Industrial Securities Co. Ltd., Class A	340,759	330,715
Ingenic Semiconductor Co. Ltd., Class A	27,500	303,489
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	1,886,496	528,863
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	419,700	274,283
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	262,091	1,510,240
Innovent Biologics Inc.(b)(c)	787,500	2,442,384
Inspur Electronic Information Industry Co. Ltd., Class A	78,648	289,863
iQIYI Inc., ADR(a)(b)	177,674	632,519
JA Solar Technology Co. Ltd., Class A	55,000	665,555
Jafron Biomedical Co. Ltd., Class A	26,520	164,145
Jason Furniture Hangzhou Co. Ltd., Class A	26,200	227,790
JD Health International Inc.(b)(c)	209,700	1,307,282
JD.com Inc., Class A(b)	1,259,682	39,275,040
Jiangsu Eastern Shenghong Co. Ltd., Class A	126,500	231,209
Jiangsu Expressway Co. Ltd., Class H	1,050,000	1,037,376
Jiangsu Hengli Hydraulic Co. Ltd., Class A	52,465	360,055
Jiangsu Hengrui Medicine Co. Ltd., Class A	257,310	1,136,465
Jiangsu King’s Luck Brewery JSC Ltd., Class A	52,400	351,077
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	52,400	1,243,582
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	52,400	187,339
Jiangsu Zhongtian Technology Co. Ltd., Class A	131,200	318,707
Jiangxi Copper Co. Ltd., Class A	104,800	273,025
Jiangxi Copper Co. Ltd., Class H	786,000	1,229,481
Jiangxi Zhengbang Technology Co. Ltd., Class A	157,200	137,004
Jinke Properties Group Co. Ltd., Class A	235,800	158,707
Jinxin Fertility Group Ltd.(b)(c)	786,000	492,658
Jiumaojiu International Holdings Ltd.(a)(c)	524,000	1,152,842
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	131,000	218,548
Jointown Pharmaceutical Group Co. Ltd., Class A	104,800	201,594
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	26,286	98,290
JOYY Inc., ADR	34,596	1,368,964
Juewei Food Co. Ltd., Class A	26,200	172,000
Kanzhun Ltd.(a)(b)	43,762	1,029,720
KE Holdings Inc., ADR(b)	220,080	3,120,734
Kingboard Holdings Ltd.	393,000	1,769,332
Kingboard Laminates Holdings Ltd.	655,000	1,004,741
Kingdee International Software Group Co. Ltd.(a)(b)	1,572,000	3,207,812
Kingsoft Cloud Holdings Ltd., ADR(b)	34,846	126,143
Kingsoft Corp. Ltd.	576,800	1,730,981
Kuaishou Technology(b)(c)	288,200	2,353,377
Kunlun Energy Co. Ltd.	2,626,000	2,179,283
Kweichow Moutai Co. Ltd., Class A	52,472	14,403,354
KWG Group Holdings Ltd.	777,000	278,022
Laobaixing Pharmacy Chain JSC, Class A	37,120	178,966
LB Group Co. Ltd., Class A	104,800	285,687
Lee & Man Paper Manufacturing Ltd.	788,000	376,935
Legend Biotech Corp., ADR(a)(b)	28,296	1,136,084

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Lenovo Group Ltd.(a)	4,716,000	$4,579,249
Lens Technology Co. Ltd., Class A	209,686	317,262
Lepu Medical Technology Beijing Co. Ltd., Class A	78,600	200,459
Li Auto Inc., ADR(b)	345,894	7,758,402
Li Ning Co. Ltd.	1,446,500	11,274,262
Lingyi iTech Guangdong Co., Class A(b)	314,400	200,401
Livzon Pharmaceutical Group Inc., Class A	52,401	261,427
Logan Group Co. Ltd.	786,000	244,544
Longfor Group Holdings Ltd.(c)	1,179,000	5,839,095
LONGi Green Energy Technology Co. Ltd., Class A	209,620	2,107,881
Lufax Holding Ltd., ADR	358,940	1,992,117
Luxshare Precision Industry Co. Ltd., Class A	262,230	1,205,631
Luzhou Laojiao Co. Ltd., Class A	52,400	1,648,619
Mango Excellent Media Co. Ltd., Class A	79,350	422,574
Maxscend Microelectronics Co. Ltd., Class A	19,540	538,423
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	183,487	137,069
Meituan, Class B(b)(c)	2,541,400	54,453,041
Metallurgical Corp. of China Ltd., Class A	917,008	480,025
Microport Scientific Corp.	419,200	823,963
Ming Yuan Cloud Group Holdings Ltd.(a)	262,000	340,291
Minth Group Ltd.	524,000	1,234,652
MMG Ltd.(b)	2,096,000	883,834
Montage Technology Co. Ltd., Class A	52,400	454,154
Muyuan Foods Co. Ltd., Class A	209,836	1,632,465
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	50,601	195,546
Nanjing Securities Co. Ltd., Class A	209,600	233,224
NARI Technology Co. Ltd., Class A	235,897	1,124,407
NAURA Technology Group Co. Ltd., Class A	26,200	926,300
NavInfo Co. Ltd., Class A(b)	104,800	194,405
NetEase Inc.	1,283,870	24,592,875
New China Life Insurance Co. Ltd., Class A	104,899	467,827
New China Life Insurance Co. Ltd., Class H	471,600	1,194,892
New Hope Liuhe Co. Ltd., Class A(b)	183,472	384,964
Nine Dragons Paper Holdings Ltd.	1,048,000	925,525
Ninestar Corp., Class A	79,100	482,930
Ningbo Joyson Electronic Corp., Class A	52,400	85,197
Ningbo Tuopu Group Co. Ltd., Class A	55,000	426,206
Ningxia Baofeng Energy Group Co. Ltd., Class A	262,000	551,582
NIO Inc., ADR(b)	819,798	13,690,627
Noah Holdings Ltd., ADR(b)	21,222	381,359
Nongfu Spring Co. Ltd., Class H(a)(c)	1,100,800	5,825,351
Offshore Oil Engineering Co. Ltd., Class A	184,200	112,886
OFILM Group Co. Ltd., Class A(b)	157,223	129,979
Oppein Home Group Inc., Class A	26,200	457,610
Orient Securities Co. Ltd., Class A	351,613	478,560
Ovctek China Inc., Class A	26,280	145,403
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	524,000	242,600
People’s Insurance Co. Group of China Ltd. (The), Class H	5,502,000	1,752,680
Perfect World Co. Ltd., Class A	79,289	174,986
PetroChina Co. Ltd., Class A	812,200	652,626
PetroChina Co. Ltd., Class H	13,100,000	6,218,490
Pharmaron Beijing Co. Ltd., Class A	26,200	491,445
Pharmaron Beijing Co. Ltd., Class H(c)	78,600	987,408
PICC Property & Casualty Co. Ltd., Class H	4,193,814	4,289,512
Pinduoduo Inc., ADR(b)	270,122	11,639,557
Ping An Bank Co. Ltd., Class A	760,038	1,741,852
Security	Shares	Value

China (continued)
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	288,200	$709,320
Ping An Insurance Group Co. of China Ltd., Class A	419,299	2,792,706
Ping An Insurance Group Co. of China Ltd., Class H	4,061,000	25,668,416
Poly Developments and Holdings Group Co. Ltd., Class A	471,695	1,287,696
Postal Savings Bank of China Co. Ltd., Class A	1,048,000	847,068
Postal Savings Bank of China Co. Ltd., Class H(c)	4,980,000	3,775,736
Power Construction Corp. of China Ltd., Class A	602,600	696,641
Powerlong Real Estate Holdings Ltd.	786,000	266,531
RiseSun Real Estate Development Co. Ltd., Class A	236,293	133,055
RLX Technology Inc., ADR(b)	355,272	721,202
Rongsheng Petrochemical Co. Ltd., Class A	393,268	803,789
SAIC Motor Corp. Ltd., Class A	340,698	811,500
Sangfor Technologies Inc., Class A	26,200	348,725
Sany Heavy Equipment International Holdings Co. Ltd.	786,000	740,474
Sany Heavy Industry Co. Ltd., Class A	340,699	840,450
Satellite Chemical Co. Ltd., Class A	82,500	445,078
SDIC Capital Co. Ltd., Class A	340,628	326,521
SDIC Power Holdings Co. Ltd., Class A	314,400	456,285
Sealand Securities Co. Ltd., Class A	366,810	184,326
Seazen Group Ltd.	1,048,000	442,661
Seazen Holdings Co. Ltd., Class A	104,824	435,954
SF Holding Co. Ltd., Class A	183,495	1,407,042
Shaanxi Coal Industry Co. Ltd., Class A	419,299	1,086,089
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	104,800	286,600
Shandong Gold Mining Co. Ltd., Class A	209,680	605,708
Shandong Gold Mining Co. Ltd., Class H(c)	327,500	604,917
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	104,820	472,175
Shandong Linglong Tyre Co. Ltd., Class A	52,600	139,673
Shandong Nanshan Aluminum Co. Ltd., Class A	602,600	291,281
Shandong Sun Paper Industry JSC Ltd., Class A	131,000	241,369
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,564,800	1,667,057
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	40,520	188,500
Shanghai Baosight Software Co. Ltd., Class A	52,480	372,782
Shanghai Baosight Software Co. Ltd., Class B	235,879	865,474
Shanghai Construction Group Co. Ltd., Class A	497,800	241,511
Shanghai Electric Group Co. Ltd., Class A	602,600	346,241
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	104,800	671,906
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	262,000	1,120,873
Shanghai International Airport Co. Ltd., Class A(b)	52,400	386,764
Shanghai International Port Group Co. Ltd., Class A	471,600	418,629
Shanghai Jahwa United Co. Ltd., Class A	26,200	122,226
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	733,675	670,711
Shanghai M&G Stationery Inc., Class A	52,400	376,314
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	131,000	345,352
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	366,800	593,106
Shanghai Pudong Development Bank Co. Ltd., Class A	1,152,895	1,389,097
Shanghai Putailai New Energy Technology Co. Ltd., Class A	27,500	483,719
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	157,200	211,893
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	131,171	228,025
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	157,200	366,492

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanxi Meijin Energy Co. Ltd., Class A(b)	183,400	$284,790
Shanxi Securities Co. Ltd., Class A	235,840	176,558
Shanxi Taigang Stainless Steel Co. Ltd., Class A	285,600	253,337
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	52,480	2,142,461
Shengyi Technology Co. Ltd., Class A	104,800	261,217
Shennan Circuits Co. Ltd., Class A	26,220	372,527
Shenwan Hongyuan Group Co. Ltd., Class A	1,074,297	656,550
Shenzhen Energy Group Co. Ltd., Class A	209,686	182,796
Shenzhen Goodix Technology Co. Ltd., Class A	26,200	220,575
Shenzhen Inovance Technology Co. Ltd., Class A	104,800	900,492
Shenzhen International Holdings Ltd.	655,000	701,497
Shenzhen Kangtai Biological Products Co. Ltd., Class A	26,200	254,001
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	52,675	2,469,154
Shenzhen Overseas Chinese Town Co. Ltd., Class A	366,800	332,202
Shenzhen Sunway Communication Co. Ltd., Class A	52,400	114,409
Shenzhen Transsion Holding Co. Ltd., Class A	25,583	323,122
Shenzhou International Group Holdings Ltd.	522,200	7,085,714
Shimao Group Holdings Ltd.(a)(d)	834,000	442,437
Shimao Services Holdings Ltd.(a)(c)	262,000	138,279
Sichuan Chuantou Energy Co. Ltd., Class A	209,600	346,511
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	78,600	200,028
Sichuan Swellfun Co. Ltd., Class A	26,200	276,156
Silergy Corp.	53,000	4,718,719
Sino Biopharmaceutical Ltd.	6,026,250	3,160,958
Sinolink Securities Co. Ltd., Class A	157,200	193,497
Sinopec Shanghai Petrochemical Co. Ltd., Class A	235,800	109,586
Sinopharm Group Co. Ltd., Class H	838,400	1,929,307
Sinotruk Hong Kong Ltd.	384,000	464,457
Smoore International Holdings Ltd.(a)(c)	1,048,000	2,191,702
Songcheng Performance Development Co. Ltd., Class A	142,120	265,685
SooChow Securities Co. Ltd., Class A	244,757	247,908
Southwest Securities Co. Ltd., Class A	524,000	291,797
Sun Art Retail Group Ltd.	1,179,000	365,977
Sunac China Holdings Ltd.(d)	1,668,000	916,905
Sunac Services Holdings Ltd.(b)(c)	524,000	285,576
Sungrow Power Supply Co. Ltd., Class A	52,400	491,413
Suningcom Co Ltd, Class A(b)	419,294	203,055
Sunny Optical Technology Group Co. Ltd.	443,600	6,464,976
Sunwoda Electronic Co. Ltd., Class A	80,299	263,330
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	76,800	192,922
TAL Education Group, ADR(b)	264,934	898,126
TBEA Co. Ltd., Class A	155,497	447,856
TCL Technology Group Corp., Class A	655,000	408,182
Tencent Holdings Ltd.	3,589,400	169,150,063
Tencent Music Entertainment Group, ADR(a)(b)	414,878	1,763,232
Thunder Software Technology Co. Ltd., Class A	26,200	364,378
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	132,699	769,433
Tianma Microelectronics Co. Ltd., Class A	209,689	286,628
Tianshui Huatian Technology Co. Ltd., Class A	155,400	197,817
Tingyi Cayman Islands Holding Corp.	1,050,000	1,916,419
Toly Bread Co. Ltd., Class A	74,665	153,001
Tongcheng Travel Holdings Ltd.(b)	628,800	1,108,808
Tongkun Group Co. Ltd., Class A	106,496	241,716
Tongling Nonferrous Metals Group Co. Ltd., Class A	618,200	320,347
Tongwei Co. Ltd., Class A	183,400	1,120,417
Topchoice Medical Corp., Class A(b)	12,200	233,827
Topsports International Holdings Ltd.(c)	1,048,000	801,563
Transfar Zhilian Co. Ltd., Class A	211,296	199,157
Security	Shares	Value

China (continued)
TravelSky Technology Ltd., Class H	526,000	$794,352
Trina Solar Co. Ltd.	64,452	484,640
Trip.com Group Ltd., ADR(b)	318,890	7,541,749
Tsingtao Brewery Co. Ltd., Class A	52,400	675,196
Tsingtao Brewery Co. Ltd., Class H	348,000	2,817,463
Unigroup Guoxin Microelectronics Co. Ltd., Class A	26,200	717,653
Uni-President China Holdings Ltd.	788,000	690,525
Unisplendour Corp. Ltd., Class A	131,020	333,129
Universal Scientific Industrial Shanghai Co. Ltd., Class A	78,600	141,866
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	139,000	255,177
Vinda International Holdings Ltd.	262,000	634,383
Vipshop Holdings Ltd., ADR(b)	275,362	2,109,273
Walvax Biotechnology Co. Ltd., Class A	52,400	417,304
Wanhua Chemical Group Co. Ltd., Class A	132,699	1,543,753
Want Want China Holdings Ltd.	3,126,000	2,821,734
Weibo Corp., ADR(a)(b)	37,728	873,026
Weichai Power Co. Ltd., Class A	262,000	436,385
Weichai Power Co. Ltd., Class H	1,310,600	1,830,786
Weimob Inc.(a)(b)(c)	1,318,000	772,373
Wens Foodstuffs Group Co. Ltd., Class A(b)	262,098	733,641
Western Securities Co. Ltd., Class A	314,499	292,789
Wharf Holdings Ltd. (The)	808,000	2,367,359
Will Semiconductor Co. Ltd. Shanghai, Class A	26,200	585,746
Wingtech Technology Co. Ltd., Class A	52,400	511,183
Winning Health Technology Group Co. Ltd., Class A	109,738	130,249
Wuchan Zhongda Group Co. Ltd., Class A	262,099	193,688
Wuhan Guide Infrared Co. Ltd., Class A	131,561	302,786
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	106,449	382,190
Wuliangye Yibin Co. Ltd., Class A	157,299	3,811,160
WUS Printed Circuit Kunshan Co. Ltd., Class A	104,850	203,074
WuXi AppTec Co. Ltd., Class A	107,164	1,651,510
WuXi AppTec Co. Ltd., Class H(c)	209,674	2,851,941
Wuxi Biologics Cayman Inc., New(b)(c)	2,228,000	16,444,446
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	26,290	172,182
XCMG Construction Machinery Co. Ltd., Class A	419,298	311,284
Xiamen C & D Inc., Class A	209,600	454,099
Xiaomi Corp., Class B(b)(c)	8,803,200	13,401,448
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	222,413	373,335
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	438,058	622,631
Xinyi Solar Holdings Ltd.	3,144,000	4,673,319
XPeng Inc., ADR(a)(b)	244,734	6,022,904
Yadea Group Holdings Ltd.(c)	1,048,000	1,579,645
Yankuang Energy Group Co Ltd, Class H	1,048,000	2,956,583
Yankuang Energy Group Co. Ltd., Class A	78,600	410,854
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	52,501	243,087
Yealink Network Technology Corp. Ltd., Class A	42,648	496,039
Yifeng Pharmacy Chain Co. Ltd., Class A	24,486	134,874
Yihai International Holding Ltd.(a)	262,000	737,550
Yihai Kerry Arawana Holdings Co. Ltd., Class A	52,400	376,406
Yintai Gold Co. Ltd., Class A	174,421	243,821
Yonghui Superstores Co. Ltd., Class A	473,228	313,858
Yonyou Network Technology Co. Ltd., Class A	131,290	374,286
Yuexiu Property Co. Ltd.	857,600	892,344
Yum China Holdings Inc.	264,110	11,039,798
Yunda Holding Co. Ltd., Class A	131,020	301,354
Yunnan Baiyao Group Co. Ltd., Class A	54,054	617,508

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yunnan Energy New Material Co. Ltd., Class A	34,100	$1,029,667
Zai Lab Ltd., ADR(a)(b)	48,218	1,926,791
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	26,302	1,201,610
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	340,672	242,437
Zhejiang Chint Electrics Co. Ltd., Class A	78,800	382,621
Zhejiang Dahua Technology Co. Ltd., Class A	157,200	391,567
Zhejiang Dingli Machinery Co. Ltd., Class A	13,447	74,754
Zhejiang Expressway Co. Ltd., Class H	1,050,000	868,421
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	78,625	179,518
Zhejiang Huayou Cobalt Co. Ltd., Class A	52,400	641,618
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	55,000	412,687
Zhejiang Longsheng Group Co. Ltd., Class A	209,600	316,329
Zhejiang NHU Co. Ltd., Class A	131,177	526,025
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	104,840	261,594
Zhejiang Supor Co. Ltd., Class A	27,899	230,118
Zhejiang Weixing New Building Materials Co. Ltd., Class A	80,296	228,263
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	26,200	160,844
Zheshang Securities Co. Ltd., Class A	183,400	251,674
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	314,400	1,081,014
Zhongji Innolight Co. Ltd., Class A	52,499	240,667
Zhongsheng Group Holdings Ltd.	393,000	2,596,871
Zhuzhou CRRC Times Electric Co. Ltd.	340,800	1,339,777
Zijin Mining Group Co. Ltd., Class A	759,800	1,250,160
Zijin Mining Group Co. Ltd., Class H	3,668,000	5,341,004
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	414,637	359,331
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	629,200	367,897
ZTE Corp., Class A	157,200	565,936
ZTE Corp., Class H	419,200	880,155
ZTO Express Cayman Inc., ADR	269,336	7,409,433
		1,291,119,371
Hong Kong — 7.0%
AIA Group Ltd.	7,545,600	74,126,145
BOC Hong Kong Holdings Ltd.	2,349,000	8,503,051
Budweiser Brewing Co. APAC Ltd.(c)	995,600	2,477,248
Chow Tai Fook Jewellery Group Ltd.	1,257,600	2,108,646
CK Asset Holdings Ltd.	1,310,132	8,881,567
CK Infrastructure Holdings Ltd.	393,000	2,642,299
CLP Holdings Ltd.	1,048,000	10,226,778
ESR Cayman Ltd.(b)(c)	1,258,000	3,818,793
Futu Holdings Ltd., ADR(a)(b)	32,692	1,045,817
Galaxy Entertainment Group Ltd.	1,310,000	7,475,077
Hang Lung Properties Ltd.	1,310,000	2,505,467
Hang Seng Bank Ltd.	471,600	8,349,895
Henderson Land Development Co. Ltd.	786,166	3,179,268
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,572,000	1,552,568
HKT Trust & HKT Ltd., Class SS	2,360,640	3,387,385
Hong Kong & China Gas Co. Ltd.	7,076,763	7,805,104
Hong Kong Exchanges & Clearing Ltd.	781,953	33,169,645
Hongkong Land Holdings Ltd.(a)	707,400	3,299,993
Jardine Matheson Holdings Ltd.	131,000	6,960,030
Link REIT	1,283,800	11,089,185
Melco Resorts & Entertainment Ltd., ADR(b)	132,196	756,161
MTR Corp. Ltd.	918,000	4,877,430
New World Development Co. Ltd.	1,048,166	4,009,015
Security	Shares	Value

Hong Kong (continued)
Power Assets Holdings Ltd.	917,000	$6,176,048
Sands China Ltd.(b)	1,467,200	3,233,966
Sino Land Co. Ltd.	2,097,200	2,772,042
SITC International Holdings Co. Ltd.	786,000	2,613,032
Sun Hung Kai Properties Ltd.	819,500	9,438,250
Swire Pacific Ltd., Class A	262,000	1,492,328
Swire Properties Ltd.	734,000	1,759,073
Techtronic Industries Co. Ltd.	917,000	12,240,203
WH Group Ltd.(c)	4,978,000	3,437,802
Wharf Real Estate Investment Co. Ltd.	1,048,000	4,938,771
Xinyi Glass Holdings Ltd.	1,048,000	2,319,026
		262,667,108
India — 15.6%
ACC Ltd.	46,374	1,402,816
Adani Enterprises Ltd.	176,342	5,338,482
Adani Green Energy Ltd.(b)	245,528	9,188,047
Adani Ports & Special Economic Zone Ltd.	316,040	3,510,983
Adani Total Gas Ltd.	175,046	5,612,441
Adani Transmission Ltd.(b)	175,566	6,348,785
Ambuja Cements Ltd.	417,890	2,021,985
Apollo Hospitals Enterprise Ltd.	63,674	3,687,151
Asian Paints Ltd.	238,732	10,063,075
Aurobindo Pharma Ltd.	178,422	1,458,885
Avenue Supermarts Ltd.(b)(c)	101,398	5,194,130
Axis Bank Ltd.(b)	1,508,373	14,218,739
Bajaj Auto Ltd.	42,718	2,073,369
Bajaj Finance Ltd.	168,466	14,522,092
Bajaj Finserv Ltd.	24,366	4,696,013
Balkrishna Industries Ltd.	58,970	1,642,085
Bandhan Bank Ltd.(c)	448,093	1,943,090
Berger Paints India Ltd.	161,654	1,515,699
Bharat Electronics Ltd.	768,184	2,377,549
Bharat Forge Ltd.	155,366	1,412,698
Bharat Petroleum Corp. Ltd.	497,800	2,342,632
Bharti Airtel Ltd.(b)	1,534,010	14,722,382
Biocon Ltd.(b)	234,808	1,126,269
Britannia Industries Ltd.	64,452	2,750,670
Cholamandalam Investment and Finance Co. Ltd.	264,358	2,531,778
Cipla Ltd.	297,108	3,792,016
Coal India Ltd.	892,634	2,116,689
Colgate-Palmolive India Ltd.	67,334	1,453,065
Container Corp. of India Ltd.	162,440	1,361,301
Dabur India Ltd.	366,046	2,649,950
Divi’s Laboratories Ltd.	83,844	4,908,054
DLF Ltd.	404,982	1,951,235
Dr. Reddy’s Laboratories Ltd.	70,478	3,795,733
Eicher Motors Ltd.	80,718	2,753,634
GAIL India Ltd.	981,976	2,030,064
Godrej Consumer Products Ltd.(b)	209,076	2,120,221
Godrej Properties Ltd.(b)	80,714	1,641,643
Grasim Industries Ltd.	175,574	3,858,006
Havells India Ltd.	158,286	2,698,553
HCL Technologies Ltd.	675,262	9,458,083
HDFC Asset Management Co. Ltd.(c)	31,178	825,549
HDFC Life Insurance Co. Ltd.(c)	551,772	4,183,758
Hero MotoCorp Ltd.	71,800	2,332,384
Hindalco Industries Ltd.	990,622	6,167,356
Hindustan Petroleum Corp. Ltd.	398,764	1,401,501
Hindustan Unilever Ltd.	506,970	14,729,343
Housing Development Finance Corp. Ltd.	1,067,126	30,788,656

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
ICICI Bank Ltd.	3,230,334	$31,053,399
ICICI Lombard General Insurance Co. Ltd.(c)	135,109	2,245,779
ICICI Prudential Life Insurance Co. Ltd.(c)	229,710	1,568,678
Indian Oil Corp. Ltd.	1,110,364	1,811,416
Indian Railway Catering & Tourism Corp. Ltd.	155,162	1,493,449
Indraprastha Gas Ltd.	185,554	851,125
Indus Towers Ltd.(b)	417,104	1,133,947
Info Edge India Ltd.	49,004	2,952,997
Infosys Ltd.	2,091,284	42,384,430
InterGlobe Aviation Ltd.(b)(c)	62,364	1,501,902
ITC Ltd.	1,788,412	6,027,688
JSW Steel Ltd.	533,496	5,021,241
Jubilant Foodworks Ltd., NVS	234,490	1,655,914
Kotak Mahindra Bank Ltd.	347,968	8,069,424
Larsen & Toubro Infotech Ltd.(c)	33,536	2,099,280
Larsen & Toubro Ltd.	424,702	9,333,911
Lupin Ltd.	126,546	1,226,522
Mahindra & Mahindra Ltd.	547,436	6,558,426
Marico Ltd.	314,692	2,138,883
Maruti Suzuki India Ltd.	83,322	8,345,196
Mindtree Ltd.	44,032	2,014,877
Motherson Sumi Systems Ltd.	816,130	1,457,776
Mphasis Ltd.	54,774	2,011,349
MRF Ltd.	1,310	1,239,078
Muthoot Finance Ltd.	82,006	1,344,790
Nestle India Ltd.	20,436	4,872,462
NTPC Ltd.	2,997,018	6,083,066
Oil & Natural Gas Corp. Ltd.	1,523,006	3,156,285
Page Industries Ltd.	3,408	2,020,872
Petronet LNG Ltd.	455,880	1,208,381
PI Industries Ltd.	53,978	1,997,066
Pidilite Industries Ltd.	98,804	3,123,181
Piramal Enterprises Ltd.	68,120	1,908,004
Power Grid Corp. of India Ltd.	1,933,822	5,730,602
Reliance Industries Ltd.	1,775,836	64,342,842
SBI Cards & Payment Services Ltd.	139,122	1,500,649
SBI Life Insurance Co. Ltd.(c)	284,794	4,090,403
Shree Cement Ltd.	6,552	2,204,511
Shriram Transport Finance Co. Ltd.	127,344	1,978,088
Siemens Ltd.	45,326	1,335,665
SRF Ltd.	94,886	3,085,932
State Bank of India	1,128,268	7,246,447
Sun Pharmaceutical Industries Ltd.	521,938	6,309,177
Tata Consultancy Services Ltd.	573,256	26,420,413
Tata Consumer Products Ltd.	381,232	4,084,899
Tata Motors Ltd.(b)	1,037,782	5,872,750
Tata Power Co. Ltd. (The)	914,693	2,865,925
Tata Steel Ltd.	452,736	7,433,542
Tech Mahindra Ltd.	394,342	6,440,443
Titan Co. Ltd.	221,950	7,082,101
Torrent Pharmaceuticals Ltd.	33,542	1,227,821
Trent Ltd.	119,472	1,899,627
UltraTech Cement Ltd.	61,832	5,325,176
United Spirits Ltd.(b)	189,950	2,129,610
UPL Ltd.	315,972	3,373,638
Vedanta Ltd.	716,994	3,771,607
Wipro Ltd.	850,976	5,591,242
Yes Bank Ltd.(b)	7,343,074	1,300,163
Zomato Ltd.(b)	1,035,948	960,683
		582,233,389
Security	Shares	Value

Indonesia — 2.2%
Adaro Energy Indonesia Tbk PT	9,327,200	$2,131,031
Aneka Tambang Tbk	5,816,400	1,039,454
Astra International Tbk PT	12,630,400	6,594,856
Bank Central Asia Tbk PT	34,531,600	19,367,794
Bank Jago Tbk PT(b)	2,556,400	2,053,389
Bank Mandiri Persero Tbk PT	11,739,202	7,208,277
Bank Negara Indonesia Persero Tbk PT	4,716,615	2,979,250
Bank Rakyat Indonesia Persero Tbk PT	42,391,667	14,124,353
Barito Pacific Tbk PT	18,680,600	1,091,543
Charoen Pokphand Indonesia Tbk PT	4,454,000	1,582,265
Gudang Garam Tbk PT	262,000	554,382
Indah Kiat Pulp & Paper Tbk PT	1,782,000	928,747
Indocement Tunggal Prakarsa Tbk PT	943,600	680,029
Indofood CBP Sukses Makmur Tbk PT	1,257,600	661,588
Indofood Sukses Makmur Tbk PT	2,515,200	1,094,488
Kalbe Farma Tbk PT	13,257,200	1,499,745
Merdeka Copper Gold Tbk PT(b)	7,860,177	2,864,467
Sarana Menara Nusantara Tbk PT	15,405,600	1,072,620
Semen Indonesia Persero Tbk PT	1,860,200	820,851
Telkom Indonesia Persero Tbk PT	30,631,800	9,761,945
Tower Bersama Infrastructure Tbk PT	5,344,800	1,109,723
Unilever Indonesia Tbk PT	4,244,400	1,136,072
United Tractors Tbk PT	1,021,843	2,133,979
		82,490,848
Israel — 0.1%
Grab Holdings Ltd., Class A(a)(b)	650,284	1,918,338

Malaysia — 1.8%
AMMB Holdings Bhd(b)	1,126,600	951,401
Axiata Group Bhd	1,834,000	1,478,659
CIMB Group Holdings Bhd	4,139,600	4,934,254
Dialog Group Bhd	2,541,462	1,453,328
DiGi.Com Bhd	1,965,000	1,718,157
Fraser & Neave Holdings Bhd(a)	104,800	553,669
Genting Bhd	1,257,600	1,330,987
Genting Malaysia Bhd	1,965,000	1,365,911
HAP Seng Consolidated Bhd	419,200	719,289
Hartalega Holdings Bhd	995,600	1,006,234
Hong Leong Bank Bhd	340,600	1,634,637
Hong Leong Financial Group Bhd	183,400	817,264
IHH Healthcare Bhd	1,074,200	1,620,246
Inari Amertron Bhd	2,096,000	1,343,304
IOI Corp. Bhd	1,414,800	1,517,656
Kuala Lumpur Kepong Bhd	288,200	1,950,241
Malayan Banking Bhd	2,882,800	5,995,701
Malaysia Airports Holdings Bhd(b)	681,200	1,073,397
Maxis Bhd	1,519,600	1,320,990
MISC Bhd	812,200	1,453,081
Nestle Malaysia Bhd	53,800	1,646,069
Petronas Chemicals Group Bhd	1,494,200	3,507,689
Petronas Dagangan Bhd	183,400	915,842
Petronas Gas Bhd	471,800	1,837,850
PPB Group Bhd	393,020	1,550,955
Press Metal Aluminium Holdings Bhd	2,122,200	2,909,362
Public Bank Bhd	9,489,850	10,200,132
QL Resources Bhd	759,800	891,829
RHB Bank Bhd	1,100,445	1,576,588
Sime Darby Bhd	1,834,000	980,297
Sime Darby Plantation Bhd	1,074,200	1,288,791
Telekom Malaysia Bhd	733,600	837,552

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Tenaga Nasional Bhd	1,283,800	$2,665,798
Top Glove Corp. Bhd	3,275,200	1,263,888
Westports Holdings Bhd	602,600	545,364
		66,856,412
Philippines — 0.9%
Aboitiz Equity Ventures Inc.	1,362,450	1,320,563
AC Energy Corp.	4,925,600	677,683
Ayala Corp.	175,608	2,470,933
Ayala Land Inc.	5,057,600	3,087,001
Bank of the Philippine Islands	825,306	1,500,269
BDO Unibank Inc.	1,270,920	3,140,530
Globe Telecom Inc.	17,030	740,382
GT Capital Holdings Inc.	62,885	603,601
International Container Terminal Services Inc.	673,440	2,765,138
JG Summit Holdings Inc.	1,928,645	2,051,684
Jollibee Foods Corp.	290,820	1,194,678
Manila Electric Co.	146,720	987,681
Metro Pacific Investments Corp.	9,694,200	701,136
Metropolitan Bank & Trust Co.	1,242,240	1,209,677
Monde Nissin Corp.(b)(c)	2,882,000	716,567
PLDT Inc.	48,480	1,725,029
SM Investments Corp.	136,320	2,223,474
SM Prime Holdings Inc.	6,314,225	4,208,760
Universal Robina Corp.	573,780	1,122,453
		32,447,239
Singapore — 3.6%
Ascendas REIT	2,017,614	4,151,199
CapitaLand Integrated Commercial Trust	3,013,447	5,049,306
Capitaland Investment Ltd/Singapore(b)	1,624,400	4,925,505
City Developments Ltd.	288,200	1,766,987
DBS Group Holdings Ltd.	1,151,000	27,923,971
Genting Singapore Ltd.	3,721,400	2,160,611
Keppel Corp. Ltd.	911,200	4,493,856
Mapletree Commercial Trust	1,363,400	1,833,666
Mapletree Logistics Trust	1,917,761	2,463,021
Oversea-Chinese Banking Corp. Ltd.(a)	2,096,075	18,610,178
Sea Ltd., ADR(a)(b)	198,596	16,435,805
Singapore Airlines Ltd.(a)(b)	812,600	3,202,994
Singapore Exchange Ltd.	494,000	3,475,952
Singapore Technologies Engineering Ltd.	996,000	2,933,333
Singapore Telecommunications Ltd.	5,083,600	10,145,817
United Overseas Bank Ltd.	733,800	15,707,898
UOL Group Ltd.	262,000	1,376,687
Venture Corp. Ltd.(a)	157,200	1,929,775
Wilmar International Ltd.	1,179,000	3,758,288
		132,344,849
South Korea — 13.5%
Alteogen Inc.(b)	17,554	791,645
Amorepacific Corp.	19,652	2,796,593
AMOREPACIFIC Group	16,506	649,366
BGF retail Co. Ltd.	4,716	674,579
Celltrion Healthcare Co. Ltd.	55,051	2,772,419
Celltrion Inc.	61,735	8,542,569
Celltrion Pharm Inc.(a)(b)	10,796	784,656
Cheil Worldwide Inc.	47,684	952,002
CJ CheilJedang Corp.	5,240	1,647,826
CJ Corp.	9,694	662,308
CJ ENM Co. Ltd.	6,550	657,877
CJ Logistics Corp.(b)	5,240	507,402
Security	Shares	Value

South Korea (continued)
Coway Co. Ltd.	34,850	$1,951,952
DB Insurance Co. Ltd.	29,868	1,595,144
Doosan Bobcat Inc.	34,848	1,132,322
Doosan Heavy Industries & Construction Co. Ltd.(b)	218,922	3,483,083
Ecopro BM Co. Ltd.(a)	7,076	2,614,173
E-MART Inc.	12,052	1,247,121
F&F Co. Ltd./New	10,984	1,212,623
Green Cross Corp.	3,668	544,447
GS Engineering & Construction Corp.	39,824	1,311,393
GS Holdings Corp.	31,702	1,095,101
Hana Financial Group Inc.	201,272	7,472,567
Hankook Tire & Technology Co. Ltd.	48,732	1,337,536
Hanmi Pharm Co. Ltd.	4,454	1,099,549
Hanon Systems	124,712	1,116,041
Hanwha Solutions Corp.(b)	77,028	1,936,017
HLB Inc.(b)	57,606	1,402,116
HMM Co. Ltd.(a)	166,924	3,699,988
Hotel Shilla Co. Ltd.	20,174	1,283,812
HYBE Co. Ltd.(b)	10,480	2,058,143
Hyundai Engineering & Construction Co. Ltd.	47,684	1,658,825
Hyundai Glovis Co. Ltd.	11,528	1,888,736
Hyundai Heavy Industries Holdings Co. Ltd.	32,488	1,491,868
Hyundai Mobis Co. Ltd.	41,396	6,734,595
Hyundai Motor Co.	86,460	12,544,283
Hyundai Steel Co.	55,294	1,878,990
Iljin Materials Co. Ltd.	14,934	1,023,368
Industrial Bank of Korea	159,820	1,418,064
Kakao Corp.	194,928	13,616,406
Kakao Games Corp.(b)	19,392	907,177
KakaoBank Corp.(b)	59,230	1,957,763
Kangwon Land Inc.(b)	61,832	1,299,369
KB Financial Group Inc.	246,018	11,445,761
Kia Corp.	162,964	10,688,849
Korea Aerospace Industries Ltd.	47,160	1,626,058
Korea Electric Power Corp.(b)	151,960	2,773,045
Korea Investment Holdings Co. Ltd.	26,470	1,467,524
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	24,894	1,790,774
Korea Zinc Co. Ltd.	5,502	2,511,871
Korean Air Lines Co. Ltd.(b)	108,992	2,568,167
Krafton Inc.(b)	13,886	2,727,852
KT&G Corp.	68,906	4,524,977
Kumho Petrochemical Co. Ltd.	11,528	1,393,910
L&F Co. Ltd.(b)	14,676	2,482,942
LG Chem Ltd.	28,296	11,589,050
LG Corp.	54,766	3,162,648
LG Display Co. Ltd.(a)	142,822	1,866,143
LG Electronics Inc.	66,548	6,027,057
LG Energy Solution(b)	13,362	4,436,269
LG Household & Health Care Ltd.	5,502	3,940,425
LG Innotek Co. Ltd.(a)	8,908	2,417,079
LG Uplus Corp.	127,070	1,403,767
Lotte Chemical Corp.	10,744	1,658,245
Lotte Shopping Co. Ltd.	6,288	465,791
Meritz Financial Group Inc.	19,650	588,623
Meritz Fire & Marine Insurance Co. Ltd.	24,890	870,827
Meritz Securities Co. Ltd.	188,640	975,214
Mirae Asset Securities Co. Ltd.	183,924	1,163,443
NAVER Corp.	76,766	17,100,317
NCSoft Corp.	9,956	3,297,093
Netmarble Corp.(c)	13,886	1,043,785

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
NH Investment & Securities Co. Ltd.	78,862	$673,063
Orion Corp./Republic of Korea	14,672	1,093,568
Pan Ocean Co. Ltd.(a)	174,754	913,513
Pearl Abyss Corp.(a)(b)	19,128	1,018,656
POSCO Chemical Co. Ltd.	19,914	2,103,751
POSCO Holdings Inc.	45,850	10,468,784
S-1 Corp.	10,218	556,734
Samsung Biologics Co. Ltd.(b)(c)	11,200	7,387,394
Samsung C&T Corp.	51,614	4,669,740
Samsung Electro-Mechanics Co. Ltd.	34,338	4,444,546
Samsung Electronics Co. Ltd.	2,963,220	157,920,498
Samsung Engineering Co. Ltd.(b)	102,190	2,084,985
Samsung Fire & Marine Insurance Co. Ltd.	18,602	3,083,431
Samsung Heavy Industries Co. Ltd.(b)	394,666	1,883,862
Samsung Life Insurance Co. Ltd.	44,540	2,289,694
Samsung SDI Co. Ltd.	34,322	16,349,432
Samsung SDS Co. Ltd.	20,440	2,381,990
Samsung Securities Co. Ltd.	40,104	1,252,522
SD Biosensor Inc.	22,806	815,868
Seegene Inc.	22,794	722,785
Shinhan Financial Group Co. Ltd.	272,480	9,053,040
SK Biopharmaceuticals Co. Ltd.(b)	14,672	1,059,926
SK Bioscience Co. Ltd.(b)	14,148	1,495,117
SK Chemicals Co. Ltd.	7,338	731,892
SK Hynix Inc.	340,338	29,823,171
SK IE Technology Co. Ltd.(a)(b)(c)	14,934	1,471,049
SK Inc.	25,938	5,445,480
SK Innovation Co. Ltd.(b)	31,440	5,003,866
SK Square Co. Ltd.(b)	52,662	2,175,193
SK Telecom Co. Ltd.	15,982	720,919
SKC Co. Ltd.	13,624	1,592,340
S-Oil Corp.	27,772	2,272,245
Woori Financial Group Inc.	315,258	3,652,396
Yuhan Corp.	33,295	1,603,973
		501,674,743
Taiwan — 17.5%
Accton Technology Corp.	317,000	2,472,559
Acer Inc.	1,572,830	1,459,203
Advantech Co. Ltd.	262,413	3,261,967
Airtac International Group	115,109	3,123,847
ASE Technology Holding Co. Ltd.	2,096,110	6,687,350
Asia Cement Corp.	1,310,448	2,129,517
ASMedia Technology Inc.	20,000	941,298
Asustek Computer Inc.	465,100	5,594,370
AU Optronics Corp.	4,980,580	2,844,850
Catcher Technology Co. Ltd.	527,000	2,578,765
Cathay Financial Holding Co. Ltd.	4,978,357	10,467,303
Chailease Holding Co. Ltd.	834,007	6,627,689
Chang Hwa Commercial Bank Ltd.	2,882,814	1,802,265
Cheng Shin Rubber Industry Co. Ltd.	1,048,303	1,181,421
China Development Financial Holding Corp.	9,689,763	5,843,336
China Steel Corp.	7,338,484	8,889,614
Chunghwa Telecom Co. Ltd.	2,358,110	10,453,419
Compal Electronics Inc.	2,340,000	1,755,890
CTBC Financial Holding Co. Ltd.	11,266,456	11,081,899
Delta Electronics Inc.	1,310,000	10,935,337
E Ink Holdings Inc.	524,000	2,995,873
E.Sun Financial Holding Co Ltd.	7,074,727	8,080,206
Eclat Textile Co. Ltd.	134,208	2,202,154
eMemory Technology Inc.	41,000	1,723,104
Security	Shares	Value

Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	1,632,942	$7,849,443
Far Eastern New Century Corp.	1,310,040	1,328,004
Far EasTone Telecommunications Co. Ltd.	786,000	2,208,461
Feng TAY Enterprise Co. Ltd.	262,340	1,688,971
First Financial Holding Co. Ltd.	6,026,345	5,659,475
Formosa Chemicals & Fibre Corp.	2,096,740	5,646,857
Formosa Petrochemical Corp.	786,000	2,424,244
Formosa Plastics Corp.	2,358,400	8,384,217
Foxconn Technology Co. Ltd.	524,666	1,039,627
Fubon Financial Holding Co. Ltd.	4,716,156	11,841,873
Giant Manufacturing Co. Ltd.	262,000	2,190,445
Globalwafers Co. Ltd.	158,000	2,753,558
Hiwin Technologies Corp.	208,165	1,541,499
Hon Hai Precision Industry Co. Ltd.	7,842,516	26,869,083
Hotai Motor Co. Ltd.	210,000	4,095,208
Hua Nan Financial Holdings Co. Ltd.	4,978,130	3,981,277
Innolux Corp.	6,026,981	2,744,474
Inventec Corp.	1,572,460	1,343,339
Largan Precision Co. Ltd.	72,000	4,085,819
Lite-On Technology Corp.	1,310,371	2,871,028
MediaTek Inc.	957,391	26,393,335
Mega Financial Holding Co. Ltd.	6,812,827	9,577,515
Micro-Star International Co. Ltd.	524,000	2,115,956
momo.com Inc	35,000	923,901
Nan Ya Plastics Corp.	3,144,000	9,185,448
Nan Ya Printed Circuit Board Corp.	137,000	1,819,695
Nanya Technology Corp.	788,000	1,724,323
Nien Made Enterprise Co. Ltd.	68,000	716,200
Novatek Microelectronics Corp.	412,000	5,450,171
Oneness Biotech Co. Ltd.(b)	151,000	989,505
Parade Technologies Ltd.	49,000	2,330,272
Pegatron Corp.	1,048,000	2,482,846
Pou Chen Corp.	1,310,000	1,366,122
President Chain Store Corp.	407,000	3,765,822
Quanta Computer Inc.	1,572,000	4,427,550
Realtek Semiconductor Corp.	262,642	3,563,924
Ruentex Development Co. Ltd.	653,851	1,711,307
Shanghai Commercial & Savings Bank Ltd/The	2,098,088	3,461,125
Shin Kong Financial Holding Co. Ltd.	7,338,143	2,426,452
SinoPac Financial Holdings Co. Ltd.	6,288,925	3,872,864
Synnex Technology International Corp.	786,950	2,048,192
Taishin Financial Holding Co. Ltd.	6,290,627	4,114,771
Taiwan Cement Corp.	3,144,071	4,880,771
Taiwan Cooperative Financial Holding Co. Ltd.	6,028,467	5,797,121
Taiwan High Speed Rail Corp.	1,048,000	992,867
Taiwan Mobile Co. Ltd.	1,048,000	3,850,232
Taiwan Semiconductor Manufacturing Co. Ltd.	15,366,670	277,870,030
Unimicron Technology Corp.	786,000	5,513,102
Uni-President Enterprises Corp.	2,864,694	6,627,810
United Microelectronics Corp.	7,336,000	11,653,887
Vanguard International Semiconductor Corp.	526,000	1,850,750
Voltronic Power Technology Corp.	39,000	1,706,284
Wan Hai Lines Ltd.	292,500	1,417,814
Win Semiconductors Corp.	264,000	1,718,324
Winbond Electronics Corp.	1,834,000	1,655,777
Wiwynn Corp.	55,000	1,880,760
WPG Holdings Ltd.	788,100	1,445,797
Yageo Corp.	262,217	3,539,281
Yang Ming Marine Transport Corp.(b)	1,076,000	4,488,987
Yuanta Financial Holding Co. Ltd.	5,764,418	5,073,799

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Zhen Ding Technology Holding Ltd.	524,097	$1,855,711
		653,966,538
Thailand — 2.1%
Advanced Info Service PCL, NVDR	704,800	4,406,484
Airports of Thailand PCL, NVDR(a)(b)	2,620,200	5,063,453
Asset World Corp PCL, NVDR	5,633,000	788,100
B Grimm Power PCL, NVDR(a)	550,200	518,904
Bangkok Commercial Asset Management PCL, NVDR	1,205,200	672,084
Bangkok Dusit Medical Services PCL, NVDR	5,843,400	4,374,006
Bangkok Expressway & Metro PCL, NVDR	4,689,800	1,123,498
Berli Jucker PCL, NVDR	759,800	756,646
BTS Group Holdings PCL, NVDR	5,023,000	1,313,352
Bumrungrad Hospital PCL, NVDR	288,200	1,342,845
Carabao Group PCL, NVDR(a)	183,400	583,084
Central Pattana PCL, NVDR	1,257,600	2,205,309
Central Retail Corp PCL, NVDR	1,152,874	1,317,434
Charoen Pokphand Foods PCL, NVDR	2,331,800	1,637,720
CP ALL PCL, NVDR	3,590,400	6,769,471
Delta Electronics Thailand PCL, NVDR(a)	209,600	2,194,688
Electricity Generating PCL, NVDR	157,200	760,580
Energy Absolute PCL, NVDR(a)	969,800	2,488,112
Global Power Synergy PCL, NVDR	442,800	853,442
Gulf Energy Development PCL, NVDR	1,860,400	2,624,370
Home Product Center PCL, NVDR	3,904,443	1,697,513
Indorama Ventures PCL, NVDR(a)	1,126,600	1,475,312
Intouch Holdings PCL, NVDR	704,025	1,433,146
Krung Thai Bank PCL, NVDR	1,755,475	773,919
Krungthai Card PCL, NVDR(a)	576,400	963,561
Land & Houses PCL, NVDR	4,270,600	1,186,872
Minor International PCL, NVDR(b)	2,017,420	2,038,781
Muangthai Capital PCL, NVDR	497,800	666,531
Osotspa PCL, NVDR	655,000	664,252
PTT Exploration & Production PCL, NVDR	838,484	3,668,712
PTT Global Chemical PCL, NVDR	1,414,876	2,051,310
PTT Oil & Retail Business PCL, NVDR	1,965,000	1,426,518
PTT PCL, NVDR	6,104,600	6,634,642
Ratch Group PCL, NVDR(a)	366,800	470,441
SCB X PCL, NVS	589,900	1,980,686
SCG Packaging PCL, NVDR	812,200	1,301,299
Siam Cement PCL (The), NVDR	469,800	5,049,384
Sri Trang Gloves Thailand PCL, NVDR	655,000	464,715
Srisawad Corp PCL, NVDR	524,000	814,178
Thai Oil PCL, NVDR	733,600	1,200,334
Thai Union Group PCL, NVDR	1,912,600	940,610
True Corp PCL, NVDR	6,943,090	972,316
		79,668,614
Security	Shares	Value

United Kingdom — 0.3%
CK Hutchison Holdings Ltd.	1,703,132	$11,952,456

Total Common Stocks — 99.2%
(Cost: $3,262,039,195)		3,700,558,359

Preferred Stocks

South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	13,362	991,595
Series 2, Preference Shares, NVS	22,270	1,666,904
LG Chem Ltd, Preference Shares, NVS	4,978	981,916
LG Household & Health Care Ltd., Preference Shares, NVS	1,310	515,589
Samsung Electronics Co. Ltd., Preference Shares, NVS	514,568	24,124,820
		28,280,824

Total Preferred Stocks — 0.8%
(Cost: $10,749,805)		28,280,824

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	65,012,873	65,012,873

Total Short-Term Investments — 1.7%
(Cost: $64,989,627)		65,012,873

Total Investments in Securities — 101.7%
(Cost: $3,337,778,627)		3,793,852,056

Other Assets, Less Liabilities — (1.7)%		(63,103,050)

Net Assets — 100.0%		$3,730,749,006

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$91,718,593	$—	$(26,662,861	)(a)	$(13,077)	$(29,782)	$65,012,873	65,012,873	$1,263,091	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	32,790,000	—	(32,790,000	)(a)	—	—	—	—	3,159		—
					$(13,077)	$(29,782)	$65,012,873		$1,266,250		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Future Index	15	06/17/22	$366	$(9,580)
MSCI Emerging Markets Index	46	06/17/22	2,432	(85,593)
				$(95,173)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$225,109,484	$3,473,597,694	$1,851,181	$3,700,558,359
Preferred Stocks	—	28,280,824	—	28,280,824
Money Market Funds	65,012,873	—	—	65,012,873
	$290,122,357	$3,501,878,518	$1,851,181	$3,793,852,056
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(85,593)	$(9,580)	$—	$(95,173)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust